UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07529
Investment Company Act File Number
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.9%

Security	Shares	Value
China — 35.9%

Construction & Engineering — 0.3%
China State Construction International Holdings, Ltd.	897,600	$291,653

		$291,653

Electronic Equipment, Instruments & Components — 5.1%
Hollysys Automation Technologies, Ltd.(1)	217,200	$2,059,056
Ju Teng International Holdings, Ltd.	5,396,000	4,054,069

		$6,113,125

Food Products — 6.7%
Ausnutria Dairy Corp, Ltd.(1)	5,687,000	$3,768,740
China Minzhong Food Corp, Ltd.(1)	3,065,000	2,495,518
Uni-President China Holdings, Ltd.	3,347,000	1,822,573

		$8,086,831

Household Durables — 1.7%
Skyworth Digital Holdings, Ltd.	2,508,000	$2,058,219

		$2,058,219

Household Products — 4.0%
Vinda International Holdings, Ltd.	2,848,000	$2,216,541
Youyuan International Holdings, Ltd.(1)	7,978,000	2,592,256

		$4,808,797

Machinery — 8.0%
China Automation Group, Ltd.	11,999,000	$7,705,101
China High Precision Automation Group, Ltd.(1)	3,145,000	1,845,866

		$9,550,967

Metals & Mining — 3.8%
Midas Holdings, Ltd.	6,844,000	$4,594,765

		$4,594,765

Multiline Retail — 0.3%
PCD Stores, Ltd.(1)	1,158,000	$343,545

		$343,545

Real Estate Investment Trusts (REITs) — 1.9%
CapitaRetail China Trust	2,848,000	$2,298,497

		$2,298,497

Real Estate Management & Development — 2.4%
KWG Property Holding, Ltd.	2,351,000	$1,328,521
SOHO China, Ltd.	3,004,500	1,605,199

		$2,933,720

Textiles, Apparel & Luxury Goods — 1.7%
Ports Design, Ltd.	847,500	$2,057,145

		$2,057,145

Total China (identified cost $33,836,579)		$43,137,264

Security	Shares	Value
Hong Kong — 0.6%

Textiles, Apparel & Luxury Goods — 0.6%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0
Stella International Holdings, Ltd.	407,500	788,163

		$788,163

Total Hong Kong (identified cost $4,379,742)		$788,163

India — 6.4%

Chemicals — 1.8%
United Phosphorus, Ltd.	562,040	$2,196,520

		$2,196,520

Consumer Finance — 2.2%
Shriram Transport Finance Co., Ltd.	208,250	$2,572,077

		$2,572,077

IT Services — 2.4%
Infinite Computer Solutions India, Ltd.(1)	471,284	$1,763,567
Mphasis, Ltd.	94,420	1,166,886

		$2,930,453

Total India (identified cost $6,185,489)		$7,699,050

Indonesia — 5.4%

Construction Materials — 0.9%
Semen Gresik (Persero) Tbk PT	1,228,500	$1,131,427

		$1,131,427

Food Products — 1.9%
BISI International Tbk PT(1)	5,262,500	$734,170
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(1)	1,713,000	1,549,638

		$2,283,808

Multiline Retail — 1.5%
Ramayana Lestari Sentosa Tbk PT	22,093,000	$1,805,970

		$1,805,970

Trading Companies & Distributors — 1.1%
AKR Corporindo Tbk PT	12,256,400	$1,295,774

		$1,295,774

Total Indonesia (identified cost $5,216,219)		$6,516,979

Malaysia — 5.1%

Chemicals — 0.1%
HIL Industries Bhd(1)	691,300	$167,447

		$167,447

Computers & Peripherals — 1.3%
JCY International Bhd(1)	3,328,900	$1,612,651

		$1,612,651

Electronic Equipment, Instruments & Components — 1.8%
Notion VTEC Bhd	2,518,300	$2,107,913

		$2,107,913

Security	Shares	Value
Tobacco — 0.7%
British American Tobacco Malaysia Bhd	61,000	$826,301

		$826,301

Transportation Infrastructure — 1.2%
PLUS Expressways Bhd	1,361,400	$1,385,819

		$1,385,819

Total Malaysia (identified cost $6,644,863)		$6,100,131

Philippines — 1.8%

Diversified Financial Services — 0.4%
Metro Pacific Investments Corp.(1)	7,920,000	$504,949

		$504,949

Wireless Telecommunication Services — 1.4%
Globe Telecom, Inc.	88,540	$1,722,196

		$1,722,196

Total Philippines (identified cost $2,355,704)		$2,227,145

Singapore — 24.3%

Air Freight & Logistics — 1.9%
Singapore Post, Ltd.	2,913,000	$2,288,540

		$2,288,540

Construction & Engineering — 1.8%
PEC, Ltd.(1)	4,127,000	$2,151,705

		$2,151,705

Energy Equipment & Services — 3.7%
Ezion Holdings, Ltd.	10,185,000	$4,473,646

		$4,473,646

Food Products — 1.3%
Pacific Andes Resources Development, Ltd.	7,943,000	$1,588,430

		$1,588,430

Household Durables — 1.4%
HTL International Holdings, Ltd.	3,890,000	$1,639,182

		$1,639,182

IT Services — 0.9%
CSE Global, Ltd.	1,772,000	$1,082,070

		$1,082,070

Real Estate Investment Trusts (REITs) — 5.5%
CDL Hospitality Trusts	3,656,000	$4,438,953
Parkway Life Real Estate Investment Trust	2,227,000	2,131,329

		$6,570,282

Specialty Retail — 1.6%
OSIM International, Ltd.	3,551,000	$1,978,202

		$1,978,202

Transportation Infrastructure — 3.7%
Singapore Airport Terminal Services, Ltd.	2,337,000	$4,439,824

		$4,439,824

Security	Shares	Value
Wireless Telecommunication Services — 2.5%
MobileOne, Ltd.	1,997,000	$2,980,916

		$2,980,916

Total Singapore (identified cost $26,981,411)		$29,192,797

South Korea — 2.7%

Containers & Packaging — 1.5%
Lock & Lock Co., Ltd.	64,440	$1,779,851

		$1,779,851

Media — 1.2%
Woongjin Thinkbig Co., Ltd.	81,430	$1,493,767

		$1,493,767

Total South Korea (identified cost $2,504,033)		$3,273,618

Taiwan — 7.7%

Chemicals — 1.1%
Taiwan Fertilizer Co., Ltd.	460,000	$1,280,575

		$1,280,575

Commercial Banks — 0.9%
SinoPac Financial Holdings Co., Ltd.(1)	3,542,000	$1,073,568

		$1,073,568

Computers & Peripherals — 2.0%
Simplo Technology Co., Ltd.	221,100	$1,248,313
Wistron Corp.	721,000	1,199,787

		$2,448,100

Semiconductors & Semiconductor Equipment — 2.4%
Greatek Electronics, Inc.	1,283,320	$1,312,623
Powertech Technology, Inc.	540,000	1,616,453

		$2,929,076

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co., Ltd.	1,266,000	$1,518,646

		$1,518,646

Total Taiwan (identified cost $8,864,367)		$9,249,965

Thailand — 4.0%

Insurance — 1.8%
Bangkok Life Assurance PCL NVDR	3,028,700	$2,142,728

		$2,142,728

Real Estate Management & Development — 2.2%
L.P.N. Development PCL	6,498,300	$1,349,232
Land and Houses PCL	8,540,700	1,292,533

		$2,641,765

Total Thailand (identified cost $4,264,671)		$4,784,493

Total Common Stocks (identified cost $101,233,078)		$112,969,605

Short-Term Investments — 3.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/10	$4,136	$4,135,951

Total Short-Term Investments (identified cost $4,135,951)		$4,135,951

Total Investments — 97.3% (identified cost $105,369,029)		$117,105,556

Other Assets, Less Liabilities — 2.7%		$3,190,049

Net Assets — 100.0%		$120,295,605

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,057,081

Gross unrealized appreciation	$16,364,725
Gross unrealized depreciation	(8,316,250)

Net unrealized appreciation	$8,048,475

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
China	$8,323,314	$34,813,950		$—	$43,137,264
Hong Kong	—	788,163		0	788,163
India	1,763,567	5,935,483		—	7,699,050
Indonesia	—	6,516,979		—	6,516,979
Malaysia	1,612,651	4,487,480		—	6,100,131
Philippines	—	2,227,145		—	2,227,145
Singapore	—	29,192,797		—	29,192,797
South Korea	1,779,851	1,493,767		—	3,273,618
Taiwan	—	9,249,965		—	9,249,965
Thailand	1,349,232	3,435,261		—	4,784,493

Total Common Stocks	$14,828,615	$98,140,990	*	$0	$112,969,605

Short-Term Investments	$—	$4,135,951		$—	$4,135,951

Total Investments	$14,828,615	$102,276,941		$0	$117,105,556

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended May 31, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at May 31, 2010 and August 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President
Date: July 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President

Date: July 26, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: July 26, 2010